1290 Multi-Alternative Strategies Fund Investment Strategy - 1290 Multi-Alternative Strategies Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Under normal market conditions, the Fund allocates substantially all of its assets to Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies. The Fund seeks to invest its assets among the Underlying ETFs to achieve a diversified exposure across multiple alternative asset categories and strategies. The Fund’s weightings in these alternative asset categories and strategies are determined by Equitable Investment Management, LLC (the “Adviser”), the Fund’s investment adviser. In considering the weightings to be allocated to each alternative asset category and strategy, the Adviser may consider, among other things, momentum factors to determine the relative attractiveness of each asset category and strategy. Momentum is the tendency of investments to exhibit persistence in their performance. When momentum deteriorates, the Adviser may reduce the Fund’s exposure to a particular asset category or strategy. The alternative asset categories and strategies of the Underlying ETFs in which the Fund currently may invest are as follows:CommoditiesLong/Short EquityConvertible SecuritiesManaged FuturesEvent DrivenReal ReturnGlobal Real EstateThe percentage of the Fund’s assets exposed to an alternative asset category or strategy will vary from time to time, and the Fund may not invest in all of the alternative asset categories or strategies listed. In addition, the Adviser may allocate the Fund’s assets to additional alternative asset categories and strategies in the future. Alternative investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Alternative investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Alternative investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many alternative investment strategies are designed to help reduce the role of overall market direction in determining return. The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, a passively managed (or index-based) Underlying ETF seeks to track a securities or commodity index or a basket of securities or commodities that an “index provider” (such as Standard & Poor’s, FTSE Group, or Bloomberg) selects as representative of a market, market segment, industry, sector, country or geographic region. An index-based Underlying ETF generally holds the same stocks, bonds or other assets as the index it seeks to track (or it may hold a representative sample of such securities or assets). Accordingly, an index-based Underlying ETF is designed so that its performance, before fees and expenses, will correspond with that of the index it seeks to track. Underlying ETFs also may be actively managed. An actively managed Underlying ETF generally seeks to outperform an index. The Adviser selects the Underlying ETFs in which to invest the Fund’s assets. In selecting Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a variety of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying ETF could be assigned to more than one asset category, the Adviser may, in its discretion, assign an Underlying ETF to one or more asset categories. For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying ETFs in which to invest by reference to such Underlying ETFs’ investment policies at the time of investment. An Underlying ETF that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Underlying ETFs have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Fund. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF that the Adviser believes offers superior investment opportunities. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser.